Business combinations - Summary of Identified Assets Acquired and Liabilities Assumed (Detail) (Parenthetical)	Nov. 01, 2019	Aug. 31, 2018
Xingmu Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquire, Percentage	14.50%	14.50%